Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 19, 2018	Sep. 30, 2017	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized statements of operations
Gain on disposal				$ (33,000)	$ (57,000)	$ (30,000)
Related intangible asset				347,000	430,000
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Divestment of ownership (as a percent)		60.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Gain on disposal			$ 88,500,000
Other
Summarized statements of operations
Net income/(loss) attributable to the shareholders of equity investee				236,000	117,000	95,000
Drug R&D | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Related intangible asset	$ 30,000,000
Drug R&D | Nutrition Science Partners Limited ("NSPL") | The Company
Summarized statements of operations
Impairment provision (note (d))	$ (15,000,000)
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue				215,838,000	227,422,000	224,131,000
Gross profit				113,137,000	91,458,000	89,355,000
Interest income				81,000	220,000	238,000
Finance cost				(152,000)	(117,000)	(123,000)
Profit/(loss) before taxation				20,703,000	24,434,000	23,759,000
Income tax expense (note (e))				(4,227,000)	(3,629,000)	(3,631,000)
Net income/(loss)				16,476,000	20,805,000	20,128,000
Non-controlling interests				384,000	(29,000)	248,000
Net income/(loss) attributable to the shareholders of equity investee				$ 16,860,000	$ 20,776,000	$ 20,376,000
Preferential income tax rate (as a percent)				15.00%	15.00%	15.00%
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue				$ 275,649,000	$ 244,557,000	$ 222,368,000
Gross profit				192,939,000	175,965,000	158,131,000
Interest income				673,000	757,000	565,000
Profit/(loss) before taxation				69,138,000	66,497,000	148,144,000
Income tax expense (note (e))				(9,371,000)	(10,874,000)	(27,645,000)
Net income/(loss)				59,767,000	55,623,000	120,499,000
Net income/(loss) attributable to the shareholders of equity investee				$ 59,767,000	$ 55,623,000	$ 120,499,000
Preferential income tax rate (as a percent)				15.00%	15.00%	15.00%
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Impairment provision (note (d))				$ (30,000,000)
Interest income				188,000
Profit/(loss) before taxation				(38,198,000)	$ (9,210,000)	$ (8,482,000)
Net income/(loss)				(38,198,000)	(9,210,000)	(8,482,000)
Net income/(loss) attributable to the shareholders of equity investee				$ (38,198,000)	$ (9,210,000)	$ (8,482,000)